Report of the directors financial review risk report - Non-trading VaR, 99% 1 day (Details) - Non-trading portfolios - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of financial assets [line items]
Value at risk	$ 249.5	$ 247.8	$ 205.9
Average
Disclosure of financial assets [line items]
Value at risk	250.4	237.0	143.0
Maximum
Disclosure of financial assets [line items]
Value at risk	298.8	274.6	219.7
Minimum
Disclosure of financial assets [line items]
Value at risk	193.5	179.7	79.7
Interest rate
Disclosure of financial assets [line items]
Value at risk	193.7	166.6	184.3
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	201.1	176.7	122.8
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	248.7	196.4	190.1
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	163.3	159.2	59.0
Credit spread
Disclosure of financial assets [line items]
Value at risk	73.8	87.0	83.2
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	80.5	84.0	80.9
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	99.3	102.1	133.4
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	64.7	67.5	44.2
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(18.0)	(5.7)	(61.6)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (31.2)	$ (23.7)	$ (60.7)